TRUSTEES
SAMUEL A. LIEBER
LAURENCE B. ASHKIN
H. GUY LEIBLER

INVESTMENT ADVISER                                             [ALPINE LOGO]
ALPINE MANAGEMENT AND RESEARCH, LLC                            INTERNATIONAL
122 EAST 42ND STREET, 37TH FLOOR                                REAL ESTATE
NEW YORK, NY 10168                                              EQUITY FUND

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
801 PENNSYLVANIA
KANSAS CITY, MO 64105

ADMINISTRATOR AND TRANSFER AGENT
BISYS FUND SERVICES OHIO, INC.
3435 STELZER ROAD
COLUMBUS, OH 43219

ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
100 EAST BROAD STREET
COLUMBUS, OH 43215

LEGAL COUNSEL
SCHULTE ROTH & ZABEL LLP
900 THIRD AVENUE
NEW YORK, NY 10022

DISTRIBUTOR
BISYS FUND SERVICES L.P.
3435 STELZER ROAD
COLUMBUS, OH 43219

                                                  ------------------------------
ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND      SEMI-ANNUAL REPORT
      122 East 42nd Street, 37th floor            April 30, 2001
              New York, NY 10168
                (212) 687-5588                    This material must be preceded
                                                  or accompanied by a current
                                                  prospectus.
(6/01)

                               TABLE OF CONTENTS

                   Portfolio Manager's Report to Shareholders
                                     PAGE 2

                       Schedule of Portfolio Investments
                                     PAGE 7

                      Statement of Assets and Liabilities
                                     PAGE 9

                            Statement of Operations
                                    PAGE 10

                      Statements of Changes in Net Assets
                                    PAGE 11

                         Notes to Financial Statements
                                    PAGE 12

                              Financial Highlights
                                    PAGE 19

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                                     Equity Fund
--------------------------------------------------------------------------------
Value of a $10,000 Investment

                                                    Alpine Intl Real Estate Equity Fund Class Y
2/28/89                                                                                   10000
4/30/89                                                                                   10010
4/30/90                                                                                    9580
4/30/91                                                                                    9875
4/30/92                                                                                    8827
4/30/93                                                                                   12030
4/30/94                                                                                   14684
4/30/95                                                                                   12059
4/30/96                                                                                   14527
4/30/97                                                                                   12622
4/30/98                                                                                   16915
4/30/99                                                                                   16299
4/30/00                                                                                   13808
4/30/01                                                                                   15179

                                                    General Property Securities Index - Global
2/28/89                                                                                  10000
4/30/89                                                                                   9901
4/30/90                                                                                   8513
4/30/91                                                                                   8709
4/30/92                                                                                   7959
4/30/93                                                                                   9763
4/30/94                                                                                  11989
4/30/95                                                                                  11714
4/30/96                                                                                  13390
4/30/97                                                                                  14149
4/30/98                                                                                  12755
4/30/99                                                                                  12627
4/30/00                                                                                  11497
4/30/01                                                                                  12923

                                                                    Salomon Smith Barney BMI (ex U.S.) Property Index
2/28/89                                                                                         10000
4/30/89                                                                                          9922
4/30/90                                                                                          8307
4/30/91                                                                                          8658
4/30/92                                                                                          7581
4/30/93                                                                                          9384
4/30/94                                                                                         12105
4/30/95                                                                                         11262
4/30/96                                                                                         14125
4/30/97                                                                                         15503
4/30/98                                                                                         12544
4/30/99                                                                                         12717
4/30/00                                                                                         11917
4/30/01                                                                                         12641

Past performance is not predictive of future results. Investment returns and principal value of the Alpine International Real Estate Equity Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

The GPR General Property Securities Index Global is a market weighted total return performance index available on a monthly basis. The purpose of this index is to cover a broad range of property investment companies. The index reflects the performance of property companies with a market capitalization of more than 50 million US dollars. It is constructed on a total return basis with immediate reinvestment of all dividends. An investor cannot invest directly in an index.

Salomon Smith Barney BMI World (ex U.S.) Property Index is a market weighted total return performance index, available on a monthly basis. The index consists of any companies from developed markets that has float larger than $100 million and derive more than half of its revenue from property-related activities.

                       COMPARATIVE TOTAL RETURNS AS OF 4/30/01
                                         6 MONTHS(a)   1 YEAR   5 YEARS   10 YEARS      SINCE INCEPTION+
--------------------------------------------------------------------------------------------------------
Alpine Class Y                              6.99%       9.93%    0.88%       4.39%           3.47%
Alpine Class B (5.00%)*                     1.41%       3.83%   (5.45%)      3.79%           2.98%
--------------------------------------------------------------------------------------------------------
GPR General Property Securities
  Index-Global                              8.16%      12.40%   (0.71%)      4.02%           2.11%
Salomon Smith Barney BMI World (ex
  U.S.) Property Index                      3.60%       6.08%   (2.20%)      3.86%           1.93%

     * REPRESENTS CONTINGENT DEFERRED SALES CHARGE.

+ Performance of Class B shares prior to its inception on 2/8/95, represents performance of Class Y shares, which commenced operations on 2/1/89.

(a) Not annualized.

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                                     Equity Fund
--------------------------------------------------------------------------------

Dear Shareholders:

    We are pleased to present the fiscal 2001 Semi-Annual Report to Shareholders of the Alpine International Real Estate Equity Fund (the "Fund"). For the six-month period ended April 30, 2001, your Fund produced a total return of 6.99%, with a closing NAV per share of $13.62.

    During the same period, the GPR General Property Securities Index Global(1) gained 8.16%, on the strength of its 48% weighting in U.S. stocks.(2) The Salomon Smith Barney BMI World (ex U.S.) Property Index(3) gained 3.60%. This portfolio is more reflective of the International exposure of the Fund.

PORTFOLIO PERFORMANCE

    During the period under review, the portfolio benefited from the Fund's focus on both companies which own leading properties in strong real estate markets, and stocks which we believe are undervalued by the stock markets. While the broad under-valuation of property shares during 1999 into 2000 has adjusted in many countries, the opportunity to acquire real estate inexpensively through the stock markets still exists.

    The prior fiscal year produced eleven mergers or take over situations among the Fund's holdings, which compares to two so far this year. Both BENTALL CORP of Canada and KIWI DEVELOPMENT TRUST of New Zealand were among the portfolio's five largest holdings in October. Bentall, the premier owner of office buildings in Vancouver and a notable developer in Seattle, was taken private by Caisse de Depot, a large pension fund at a 12.2% premium to the October ending share price. Kiwi Development owns only a single asset, arguably one of the two top office towers in Auckland. It was merged into its parent KIWI INCOME PROPERTIES, which your Fund continues to own, having appreciated by 24.6% to a 5.6% weighting, the largest holding of the Fund.

    The Alpine International Real Estate Equity Funds' continued high proportion of holdings in Europe (45.5%) was beneficial. The combination of steady economic growth and strong real estate markets produced solid appreciation for our investments in France and Spain. In France, SOCIETE DU LOUVRE rose by 32.6%, while mall manager and office developer UNIBAIL added 19.2%. Prior to the end of last October, we initiated a position in EURO DISNEY, the owner of Disney's Paris theme park, its surrounding hotels, shopping and land. The Fund added to this holding as the shares appreciated by 44% over the six months through April. The four largest investments in Spain, INMOBILIARIA COLONIAL, METROVACESA, VALLEHERMOSO, and NH HOTELES rose between 16% and 25%. Running counter to this performance was Sweden where the three continued positions lost an aggregate of -5%, as fears that the problems at Ericsson and related technology companies might slow demand for property. This is in contrast with Finland, where SPONDA bounced back from a prior decline, adding 35.8% as fears of a Nokia cutback had already been factored.

    During the six months under review the Funds' 8.5% increased weighting in Europe was mostly in France and Spain. This was offset by reducing our exposure in Canada from 19.0% to 11.8%. After the Bentall deal and DUNDEE REALTY'S 27% appreciation,

---------------

(1) The GPR General Property Securities Index -- Global is a market weighted total return performance index, available on a monthly basis. The purpose of this index is to cover a broad range of property investment companies. The index reflects the performance of property companies with a market capitalization of more than 50 million US dollars. It is constructed on a total return basis with immediate reinvestment of all dividends.

(2) U.S. stocks are represented by the Wilshire Real Estate Securities Index which produced a total return of 10.81%.

(3) Salomon Smith Barney BMI World (ex U.S.) Property Index is a market weighted total return performance index, available on a monthly basis. The index consist of any companies from developed markets that has float larger than $100 million and derive more than half of its revenue from property-related activities.
--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                                     Equity Fund
--------------------------------------------------------------------------------

                           GEOGRAPHICAL DISTRIBUTION*

NORTH AMERICA                                         SOUTH AMERICA                  EUROPE                       ASIA
-------------                                         -------------                  ------                       ----
25.9                                                        5                         45.5                        23.6


                              SECTOR DISTRIBUTION*

LODGING                            RESIDENTIAL           OFFICE              RETAIL               OTHER            INDUSTRIAL
-------                            -----------           ------              ------               -----            ----------
22                                     23                  33                  16                   1                   5


we no longer see many dramatically under valued opportunities for investment in Canada.

    The big story among the Fund's North American holdings was the dismal performance of ALEXANDER'S which declined by -20%. The combination of the U.S. slowdown and the protracted negotiations with Bloomberg, LLC to anchor the 59th Street tower impacted the stock. Subsequently, Bloomberg signed a long-term lease for 700,000 feet at almost $75 per square foot. We expect more good news to follow.

    The other major underperformance in the portfolio was with IRSA, in Argentina. After two years of recession, we had expected an upturn, given the return of Domingo Cavallo as Economy Minister. However, the government's new initiatives occurred after the semi-annual period registered a -28% decline in the stock. Since then, the stock has rebounded, although we will remain cautious until signs of improvement appear.

    In general, the performance of most of the Fund's Asian holdings were dull, with the big exception of Kiwi Development. We continue to avoid Indonesia, Malaysia, and Taiwan, and reduced exposure in Singapore, Japan, and the Philippines. The reduction in Manila reflected profit taking in shopping mall developer SM PRIME with a quick 56% gain. In late October, political fear over the outcome of then President Estroda's impeachment hearings severely hit investor confidence and the stock market. SM Prime was bought at a price last seen in 1993! The Fund's 10.2% exposure to South East Asia is mostly in opportunistic or very under valued situations.

THE ECONOMY

    During February and March, our travels to Southeast Asia/Oceania, Europe and Canada made one factor universally clear; all eyes remain focused on the U.S. economy. This was not merely to monitor our appetite to consume foreign exports, although 33% of Canada's Gross Domestic Product (the "GDP") is generated in sales to the U.S. Similarly, 25% of Singapore's GDP is realized here. Significantly, U.S. based affiliates of foreign company's manufacture and sells trillions of dollars in goods and services into this economy. Hondas made in Ohio and Mercedes from Alabama are prominent examples. Globalization has created many different links and new relationships.

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                                     Equity Fund
--------------------------------------------------------------------------------

    With Japan adrift and a unified European economic block still years away, the U.S. remains the world's principal engine for growth. Alpine's view is that the Federal Reserve's extraordinary easing of interest rates have already benefited the near record level sales of cars and homes, and through mortgage refinancing, allowed many people to cut monthly costs. The key issue is whether consumer confidence is sustained through the summer into the back to school sales period. This is when the bulk of corporate lay-offs should have passed through the economy. The inventory correction should then be complete, the tax refund in hand, and the stock market anticipating earnings growth in 2002. However, if consumers are unnerved before Labor Day, then the risk of an extended, deeper downturn increases.

    It is worth noting that U.S. companies have refined internal operating and control systems as well as organizational structures at a greater rate in the 1990's than many foreign counterparts. Thus, these businesses may rebound faster, however European and Asian competitors may have greater scope for earnings enhancement as they may catch-up. This should apply to real estate companies as well.

REAL ESTATE MARKETS

    As important as the U.S. economy is in setting the pace for the rest of the world's business cycles, and thus stimulating demand for property, it is not the only key variable in this era of globalization. Real estate is by its nature a local business. As such the specific factors of supply (both current and future) and demand trends shape the potential growth in rents and values. Throughout the world, vacancy rates are typically low for this point in the property cycle. Whether this is due to learning from past mistakes, greater market transparency, the sustained economic expansion or other sectors attracting excess liquidity (i.e.: Technology and Telecom), property has emerged as a defensive source of investment diversification and returns.

    From Paris to Sydney, to Tokyo or Manhattan, vacancy rates are below 5% in many major cities. Equally important, the pipeline of ongoing projects for future delivery is benign. Major exceptions include Shanghai where tenants leased an amazing 14% addition to existing inventory; yet vacancy remains at 21% with a huge near term pipeline. This may be a problem for the currently stable Tokyo market as it nears 2004, when a new office district will be completed.

    The importance of low vacancy rates is that continued rental gains need only modest demand growth, while the impact of a temporary slowdown should not noticeably impair rents. Although market variations between property type and location has tremendous importance, it is safe to say that the overriding concern among property professionals is the pace and direction of economic growth, and hence the rate of demand for property. For many property markets, supply is not a factor for the first time in a generation!

OUTLOOK

    Incorporating Alpine's guardedly optimistic economic forecast with today's generally solid real estate fundamentals into the context of the Global equity markets leads us to the conclusion that property

TOP 10 HOLDINGS* AS OF 04/30/01



       1.  Kiwi Income Property Trust                5.71%       6.  TK Development                            4.44%

       2.  JM AB                                     5.40%       7.  Inmobiliaria Colonial SA                  3.59%

       3.  Societe Du Louvre                         5.27%       8.  Euro Disney SCA                           3.58%

       4.  Alexander's Inc.                          4.85%       9.  Clublink Corp.                            3.47%

       5.  Standard Pacific Corp.                    4.64%      10.  Unibail                                   3.37%

                 Percentages based on net assets.

* Portfolio holdings are subject to change.
--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders      Alpine International Real Estate
                                                                     Equity Fund
--------------------------------------------------------------------------------

stocks should attract more investor interest over the next six to eighteen months. The high degree of earnings visibility afforded by most commercial leases in the U.S. and Europe should appeal to investors stung by earnings downgrades. By contrast, First call is forecasting a 17% decline in earnings from the S&P 500 Index(4) in the second quarter to be followed by a similar decline, next quarter. European stocks have similar problems.

    In Asia, property owners and investment bankers are planning "J-REITs" for Japan as well as "K" and "S-REITs" in South Korea and Singapore. Will they catch fire with local investors and help revive depressed prices as the U.S. experienced in the mid-1990's or will they be a sideshow as Turkish REITs have been? We are hopeful yet cautious on their prospects, however, this will continue to focus investors on the positive attributes of real estate.

    The shift in the mindset of the world's equity investors should be fairly uniform following the Tech stock bubble. The importance of a balanced portfolio, which includes high growth/high risk stocks with companies which offer moderate growth and stability fueled by strong income retention, may well take hold. Whether tax efficient income distributors like REITs are adopted or hybrid commercial/residential developers and owners continue to find favor, they could be the beneficiaries of a secular shift in how investors approach the equity markets.

    Alpine believes that our fifteen years of experience investing in property shares internationally provides us with a unique perspective on both real estate and stock markets around the world. Even though growth starts at the top of the economic pyramid, it is translated by local factors into opportunities from the ground up. We will continue trying to integrate the big picture and real estate fundamentals in search of both timely and long term investment return from property shares.

    Thank you for your interest and support.

Sincerely,

/s/ Samuel A. Lieber
Samuel A. Lieber

CEO/Portfolio Manager

---------------

(4) S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

* Portfolio holdings and composition are subject to change.

International investing involves increased risk and volatility.

Past performance is no guarantee for future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

BISYS Fund Services distributes the Alpine International Real Estate Equity
Fund.

For more complete information on the International Real Estate Equity Fund, including fees, expenses and sales charges please call 1-877-945-3863 for a free prospectus. Please read the prospectus carefully before investing or sending money.

The views expressed in this report reflect those of the investment adviser only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other condition.
--------------------------------------------------------------------------------

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS & WARRANTS -- (99.0%)
ASIA -- (23.6%)
Australia -- (3.1%)
   500,000   Mirvac Group..................  $   894,061
                                             -----------
Hong Kong -- (4.7%)
   310,000   Harbour Centre Development....      220,605
   430,000   Kerry Properties Ltd. ........      529,299
 4,424,000   Midland Realty Holdings
               Ltd. .......................      346,024
   200,000   New World Development Co.
               Ltd.........................      248,750
                                             -----------
                                               1,344,678
                                             -----------
Japan -- (4.2%)
    78,000   Diamond City Co. Ltd. ........      244,983
   100,410   Kansai Sekiwa Real Estate Co.
               Ltd. .......................      292,610
    80,000   Sankei Building Co. Ltd. .....      251,912
    26,000   Tachihi Enterprise Co.
               Ltd. .......................      433,561
                                             -----------
                                               1,223,066
                                             -----------
New Zealand -- (5.6%)
 4,656,435   Kiwi Income Property Trust....    1,650,879
                                             -----------
Philippines -- (2.2%)
 2,000,000   Ayala Land, Inc. .............      210,117
 4,000,000   Filinvest Land, Inc. (b)......      146,303
 5,000,000   Metro Pacific Corp. (b).......       42,802
13,625,000   SM Development Corp. .........      225,316
                                             -----------
                                                 624,538
                                             -----------
Singapore -- (0.5%)
   625,000   Hersing Corp. Ltd. ...........       70,341
    50,000   Marco Polo Developments
               Ltd. .......................       60,390
                                             -----------
                                                 130,731
                                             -----------
Thailand -- (3.3%)
 1,000,000   Amarin Plaza Public Co. Ltd.
               (b).........................       85,517
   105,000   Central Pattana Public Co.
               Ltd. .......................       50,652
   178,600   Dusit Thani Public Co. Ltd.
               (b).........................      113,571
   200,000   Golden Land Prop Development,
               PLC (b).....................       18,419
   400,000   Saha Pathana Inter-Holding
               Public Co. Ltd. ............      504,330
   195,000   Sammakorn Public Co. Ltd.
               (b).........................       39,338
 1,500,000   Sansiri Public Co. Ltd. (b)...      141,432
                                             -----------
                                                 953,259
                                             -----------
                                               6,821,212
                                             -----------

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS & WARRANTS, CONTINUED:
EUROPE -- (45.5%)
Denmark -- (4.4%)
    39,865   TK Development................  $ 1,283,326
                                             -----------
Finland -- (1.8%)
   116,400   Sponda Oyj....................      515,971
                                             -----------
France -- (14.4%)
     5,000   Club Mediterranee SA..........      323,590
 1,460,000   Euro Disney SCA...............    1,035,489
     2,600   Klepierre.....................      232,808
     8,436   Simco Guaranteed Value
               Certificate (b).............       44,126
    20,725   Societe Du Louvre.............    1,525,017
     6,142   Unibail (b)...................      974,687
                                             -----------
                                               4,135,717
                                             -----------
Norway -- (1.5%)
   133,000   Choice Hotels Scandinavia
               ASA.........................      430,515
                                             -----------
Spain -- (13.6%)
    78,134   Inmobiliaria Colonial SA......    1,036,966
    50,710   Inmobiliaria Urbis SA (b).....      222,537
    52,500   Metrovacesa SA................      842,443
    50,000   NH Hoteles SA.................      664,468
    50,000   Sol Melia SA..................      470,757
   100,000   Vallehermoso SA (b)...........      709,239
                                             -----------
                                               3,946,410
                                             -----------
Sweden -- (9.8%)
    65,000   Castellum AB..................      629,684
    30,000   Drott AB, Class B.............      312,530
    70,000   JM AB, Class B................    1,560,699
   250,000   Wihlborgs Fastighter AB, Class
               B...........................      333,462
                                             -----------
                                               2,836,375
                                             -----------
                                              13,148,314
                                             -----------
NORTH & SOUTH AMERICA -- (29.9%)
Argentina -- (2.1%)
   321,038   IRSA Inversiones y
               Representaciones SA.........      433,553
    12,077   IRSA Inversiones y
               Representaciones SA, GDR....      161,953
                                             -----------
                                                 595,506
                                             -----------

                                   Continued
--------------------------------------------------------------------------------

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS & WARRANTS, CONTINUED:
NORTH & SOUTH AMERICA, CONTINUED:
Canada -- (11.8%)
   100,700   Boardwalk Equities, Inc.
               (b).........................  $   835,628
   285,100   Clublink Corp. (b)............    1,001,992
   498,100   Dundee Realty Corp. (b).......      583,529
    40,300   H&R Real Estate Investment
               Trust.......................      321,827
    44,000   Trizec Hahn Corp. ............      682,000
                                             -----------
                                               3,424,976
                                             -----------
Mexico -- (1.9%)
    70,000   Grupo Posadas SA, Class A
               (b).........................       60,547
   715,000   Grupo Posadas SA, Class L
               (b).........................      502,486
                                             -----------
                                                 563,033
                                             -----------
United States -- (14.1%)
    23,000   Alexander's, Inc. (b).........    1,403,919
     5,000   Centex Corp. .................      215,750
    29,300   Excel Legacy Corp. (b)........       64,460
    13,800   Frontline Capital Group, Inc.
               (b).........................      124,200
    37,700   Meditrust Co. ................      177,190
   176,500   MeriStar Hotels & Resorts,
               Inc. (b)....................      300,050
    65,800   Standard Pacific Corp. (b)....    1,342,319
    12,000   Starwood Hotels & Resorts
               Worldwide, Inc. ............      433,080
                                             -----------
                                               4,060,968
                                             -----------
                                               8,644,483
                                             -----------
             Total Common Stocks &
               Warrants....................   28,614,009
                                             -----------

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
OPTIONS -- (0.0%)
Australia -- (0.0%)
    50,000   Mirvac Group, 1:10 Issue, 1:1
             Subscription @ 3.80, Expires
               On 6/29/01..................  $       128
                                             -----------
             Total Options                           128
                                             -----------
SHORT-TERM INVESTMENTS -- (0.6%)
United States -- (0.6%)
   187,885   SSGA U.S. Government Money
               Market Fund.................      187,885
                                             -----------
             Total Short-Term
               Investments.................      187,885
                                             -----------
             Total Investments (Cost
               $31,949,447) (a) ....  99.6%   28,802,022
             Other assets in excess of
               liabilities .........   0.4%      115,129
                                       ----  -----------
             TOTAL NET ASSETS ...... 100.0%  $28,917,151
                                     ======  ===========

---------------

Forward Currency Contracts:

                                                                 DELIVERY    CONTRACT    CONTRACT VALUE
                                                     POSITION     PRICE       PRICE      (U.S. DOLLARS)    DEPRECIATION
                                                     --------    --------    --------    --------------    ------------
Japanese Yen.......................................   Short      5/11/01      123.99       $1,209,170        $(5,562)
                                                                                                             -------
Net unrealized depreciation on forward currency
  contracts........................................                                                          $(5,562)
                                                                                                             =======

(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:


         Unrealized appreciation...................    $ 3,778,991

         Unrealized depreciation...................     (6,926,416)
                                                       -----------

         Net unrealized depreciation...............    $(3,147,425)
                                                       ===========

(b) Non-income producing securities.

GDR -- Global Depositary Receipts

PLC -- Public Limited Company

SA -- Societe Anonyme (French Corp.)

                       See notes to financial statements.
--------------------------------------------------------------------------------

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS:
  Investments, at value (cost $31,949,447)..................  $28,802,022
  Foreign currency, at value (cost $14,958).................       34,961
  Dividends receivable......................................      122,621
  Receivable for investment securities sold.................      815,468
  Receivable from investment advisor........................       31,762
  Reclaim receivable........................................       20,138
  Prepaid expenses and other assets.........................       31,372
                                                              -----------
     Total assets...........................................   29,858,345
                                                              -----------
LIABILITIES:
  Payable for investment securities purchased...............      823,461
  Unrealized depreciation on forward currency contracts.....        5,562
  Accrued expenses and other liabilities:
     Investment advisory fees...............................       22,967
     Administration fees....................................       26,353
     Distribution fees......................................           61
     Other..................................................       62,790
                                                              -----------
     Total liabilities......................................      941,194
                                                              -----------
NET ASSETS..................................................  $28,917,151
                                                              ===========
NET ASSETS REPRESENTED BY
  Shares of beneficial interest, at par value...............  $       212
  Additional paid-in-capital................................   32,288,529
  Undistributed net investment income.......................       15,814
  Accumulated net realized losses from foreign exchange
     transactions and investments...........................     (248,763)
  Unrealized depreciation from foreign exchange transactions
     and investments........................................   (3,138,641)
                                                              -----------
     TOTAL NET ASSETS.......................................  $28,917,151
                                                              ===========
NET ASSET VALUE
  Class B Shares*
     Net assets of $77,141 / 5,960 shares outstanding.......  $     12.94
                                                              ===========
  Class Y Shares
     Net assets of $28,840,010 / 2,117,697 shares
      outstanding...........................................  $     13.62
                                                              ===========

---------------

* Redemption price per share varies based on length of time shares are held (Note 5).

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $46,858)...  $322,331
                                                              --------
     Total income.....................................................   $  322,331
                                                                         ----------
EXPENSES:
  Investment advisory fees..................................  $148,264
  Administration fees.......................................    62,044
  Distribution fees -- Class B..............................       319
  Shareholder servicing fee -- Class A......................       173
  Shareholder servicing fee -- Class B......................       106
  Custodian fees............................................    11,287
  Fund accounting fees......................................     4,039
  Interest expense from line of credit......................    31,534
  Legal fees................................................     8,587
  Audit fees................................................    17,757
  Registration and filing fees..............................    13,963
  Transfer agent fees.......................................    10,129
  Trustees' fees and expenses...............................     4,966
  Printing costs............................................    14,814
  Other.....................................................    10,528
                                                              --------
Total expenses before reimbursement.........................                338,510
                                                                         ----------
  Expenses reimbursed by investment advisor.................                (27,943)
                                                                         ----------
       Net expenses.........................................                310,567
                                                                         ----------
Net investment income.......................................                 11,764
                                                                         ----------
REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain from foreign exchange transactions and
     investments......................................................      883,203
  Net change in unrealized appreciation from foreign exchange
     transactions and investments.....................................    1,023,699
                                                                         ----------
Net realized/unrealized gains from investments........................    1,906,902
                                                                         ----------
Change in net assets resulting from operations........................   $1,918,666
                                                                         ==========

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2001    OCTOBER 31, 2000
                                                              ----------------   ----------------
                                                                (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)..............................    $    11,764        $  (339,566)
  Net realized gains/(losses) from foreign exchange
     transactions and investments...........................        883,203           (487,590)
  Net change in unrealized appreciation/(depreciation) from
     foreign exchange transactions and investments..........      1,023,699           (325,192)
                                                                -----------        -----------
  Change in net assets resulting from operations............      1,918,666         (1,152,348)
                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A shareholders
     From net investment income.............................             --               (320)
     Tax return of capital..................................             --                (42)
  Distributions to Class Y shareholders
     From net investment income.............................             --           (105,270)
     Tax return of capital..................................             --            (13,900)
                                                                -----------        -----------
  Change in net assets resulting from distributions to
     shareholders...........................................             --           (119,532)
                                                                -----------        -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from shares sold.................................      5,721,958          6,276,488
  Proceeds from shares issued in connection with exchange
     from Class A...........................................        143,591                 --
  Proceeds from shares issued in connection with exchange
     from Class C...........................................             --             71,192
  Dividends reinvested......................................             --            115,753
  Cost of shares redeemed...................................     (8,577,424)        (8,971,346)
  Cost of shares redeemed in connection with exchange to
     Class Y................................................       (143,591)                --
  Cost of shares redeemed in connection with exchange to
     Class A................................................             --            (71,192)
                                                                -----------        -----------
  Change in net assets from shares of beneficial interest
     transactions...........................................     (2,855,466)        (2,579,105)
                                                                -----------        -----------
       Total change in net assets...........................       (936,800)        (3,850,985)
                                                                -----------        -----------
NET ASSETS:
  Beginning of period.......................................     29,853,951         33,704,936
                                                                -----------        -----------
  End of period.............................................    $28,917,151        $29,853,951
                                                                ===========        ===========

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)
1.   ORGANIZATION:

     Alpine Equity Trust (the "Trust") is a Massachusetts business trust organized in 1988, and is registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"), as an open-end investment company. Alpine International Real Estate Equity Fund (the "Fund") is a separate, diversified series of the Trust.

     As of April 30, 2001, the Fund is authorized to issue two classes of shares: Class Y shares and Class B shares. Class Y shares are offered on a continuous basis and are sold at net asset value. Class Y shares are not subject to a contingent deferred sales charge (CDSC) on redemption and do not pay ongoing distribution fees. Class B shares are not available for sale, except that any dividends and other distributions declared for Class B shares may be reinvested for additional Class B shares. Class B shares are sold at net asset value, and are subject to ongoing distribution fees. Class B shares are subject to a CDSC on redemption which varies based on the length of time the shares are held; no such charge is applicable after the sixth full year of ownership. Class B shares issued on or after January 1, 1997 automatically convert to Class Y shares seven years after the original date of issuance. Class C shares and Class A shares, previously authorized for issuance by the Fund, were terminated April 30, 2000 and March 31, 2001, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     A. VALUATION OF SECURITIES:

     The Fund values securities for which the primary market is on a domestic or foreign exchange as well as over-the-counter securities admitted for trading on the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ") National List at the last quoted sale price or, if no sale price, at the mean of closing bid and asked price. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

     B. REPURCHASE AGREEMENTS:

     The Fund may invest in repurchase agreements. The custodian holds securities pledged as collateral for repurchase agreements on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Securities transactions are accounted for on the date a security is purchased or sold (i.e. on the trade date). Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums where applicable. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the earliest date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

     D. SHORT SALE TRANSACTIONS:

     The Fund is authorized to engage in short selling. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. Upon receipt of the proceeds under a short sale transaction, the Fund records a corresponding liability which reflects its obligation to purchase securities to cover the short position at a future date. The amount of the security sold short is subsequently marked-to-market to reflect the current liability under the short position. The Fund will incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in the value between those dates. The Fund is also at risk of incurring dividend expense if the security that has been sold short declares a dividend. The Fund must pay the dividend to the lender of the security while the borrowing is outstanding.

     All short sales must be fully collateralized. Accordingly, the Fund maintains cash with the brokers that have effected the short sales and collateral in a segregated account consisting of cash and/or liquid securities in an aggregate amount sufficient to collateralize its obligations on the short positions. As of April 30, 2001, there were no outstanding positions of securities sold short.

     E. FINANCING AGREEMENT:

     The Trust entered into a secured committed revolving line of credit (the "Committed Line") with State Street Bank and Trust Company (the "Bank"). Under this agreement, the Bank provides a $5,000,000 Committed Line to be used by the Fund and other series of the Trust. Borrowings by the Fund under this agreement will incur interest at 0.50% per annum above the Bank's overnight federal funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the Committed Line, which will be allocated based upon average net assets among the series of the Trust, including the Fund. All portfolio assets may be held as collateral for borrowings by the Fund under the Committed Line. As of April 30, 2001, the Trust had no borrowing under the Committed Line attributed to the Fund.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

     F. FEDERAL TAXES:

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment income and net realized capital gains to shareholders. Therefore, no federal income tax provision is required.

     G. DIVIDENDS AND DISTRIBUTIONS:

     The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

     H. CLASS ALLOCATIONS:

     Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated among the classes of the Fund's shares based on the relative net assets of each class. Class specific expenses are allocated to the class to which they relate. Currently, class specific expenses are limited to distribution fees for Class B shares.

     I. FOREIGN SECURITIES & FOREIGN EXCHANGE TRANSACTIONS:

     The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars, with the resultant exchange gains and losses recorded in the Statement of Operations, as follows:

          i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

     Realized and unrealized gains from foreign currency translation are not isolated for financial reporting purposes and are included with realized and unrealized gains and losses from securities transactions in the accompanying financial statements.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

     Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake the procedural steps required to claim the benefits of such treaties to the extent practicable.

     J. RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES:

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     K. FORWARD CURRENCY CONTRACTS:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterpart is unable to meet the terms of a forward or if the value of the currency changes unfavorably. Forward currency contracts outstanding as of April 30, 2001, if any, are identified on the accompanying schedule of investments.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

3.   CAPITAL SHARE TRANSACTIONS:

     The Fund has an unlimited number of shares of beneficial interest, with $0.0001 par value, authorized. Transactions in shares and dollars of the Fund were as follows:

                                                  SIX MONTHS ENDED             YEAR ENDED
                                                   APRIL 30, 2001           OCTOBER 31, 2000
                                               ----------------------   ------------------------
                                                SHARES      AMOUNT        SHARES       AMOUNT
                                               --------   -----------   ----------   -----------
                                                    (UNAUDITED)

     CLASS A
       Shares sold...........................        33   $       476        6,244   $    80,765
       Shares issued in connection with
          exchange from Class C..............        --            --        5,084        71,192
       Shares issued in reinvestment of
          dividends..........................        --            --           28           360
       Shares redeemed in connection with
          exchange to Class Y................   (11,690)     (143,591)          --            --
       Shares redeemed.......................    (1,049)      (14,641)     (24,416)     (308,629)
                                               --------   -----------   ----------   -----------
       Net change............................   (12,706)     (157,756)     (13,061)     (156,313)
                                               --------   -----------   ----------   -----------
     CLASS B
       Shares sold...........................        39           500          591         7,310
       Shares redeemed.......................    (3,363)      (41,468)      (7,180)      (88,401)
                                               --------   -----------   ----------   -----------
       Net change............................    (3,324)      (40,968)      (6,589)      (81,091)
                                               --------   -----------   ----------   -----------
     CLASS C
       Shares redeemed in connection with
          exchange to Class A................        --            --       (5,276)      (71,192)
                                               --------   -----------   ----------   -----------
       Net change............................        --            --       (5,276)      (71,192)
                                               --------   -----------   ----------   -----------
     CLASS Y
       Shares sold...........................   404,054     5,720,982      473,251     6,188,413
       Shares issued in connection with
          exchange from Class A..............    11,610       143,591           --            --
       Shares issued in reinvestment of
          dividends..........................        --            --        8,897       115,394
       Shares redeemed.......................  (622,198)   (8,521,315)    (659,735)   (8,574,316)
                                               --------   -----------   ----------   -----------
       Net change............................  (206,534)   (2,656,742)    (177,587)   (2,270,509)
                                               --------   -----------   ----------   -----------
       Total net change......................  (222,564)  $(2,855,466)    (202,513)  $(2,579,105)
                                               ========   ===========   ==========   ===========

4.   SECURITIES TRANSACTIONS:

     Cost of purchases and proceeds from sales of investment securities, excluding securities sold short and short-term investments, were $7,507,139 and $8,931,217, respectively, for the six months ended April 30, 2001.

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS:

     Alpine Management & Research, LLC ("Alpine") provides investment advisory services to the Fund. Pursuant to the investment advisor's agreement with the Fund, Alpine is entitled to an annual fee of 1.00% based on the Fund's average daily net assets.

     BISYS Fund Services LP ("BISYS LP"), a wholly owned subsidiary of The BISYS Group Inc. serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan for its Class B shares as allowed under Rule 12b-1 under the 1940 Act. The Distribution Plan permits the Fund to bear costs relating to the distribution of its shares. Under the Plan, The Fund makes payments to compensate BISYS LP for its services as distributor. Payments received by the distributor are used to compensate dealers who have sold Class B shares and who provide services to Class B shareholders. These costs consist primarily of commissions and service fees to broker-dealers who sell Class B shares of the Fund. Pursuant to the Distribution Plan, a service fee equal to 0.25% of the average daily net assets of Class B shares has been paid to dealers by the distributor. Class B shares also pay distribution fees equal to 0.75% of the average daily net assets of the class. A Distribution Plan applicable to Class A shares under which the Fund paid service fees equal to 0.25% of the average daily net assets of Class A shares was terminated on March 31, 2001, concurrent with the termination of Class A shares. Distribution Plan fees are calculated daily and paid monthly.

     During the six months ended April 30, 2001, amounts paid to BISYS LP pursuant to the Fund's Class B shares Distribution Plan was $425. During the five months period ended March 31, 2001, BISYS LP received $173 pursuant to the Class A Distribution Plan.

     The Distribution Plan may be terminated at any time by vote of the Trustees of the Trust who are not "interested persons" as defined by the 1940 Act of the Fund, or by vote of a majority of the outstanding voting shares of the respective class.

     Class B shares are subject to a CDSC on redemptions of shares made within six years of purchase. Further, Class B shares purchased after January 1, 1997, convert to Class Y shares on the 7th anniversary of original purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share (NAV) at the date of the original purchase or at the date of redemption, according to the following chart:

                 YEAR OF REDEMPTION                    CDSC
                 ------------------                    ----
First................................................   5%
Second...............................................   4
Third and Fourth.....................................   3
Fifth................................................   2
Sixth................................................   1

     BISYS Fund Services Ohio, Inc. ("BISYS") is the Fund's administrator, fund accountant, transfer agent and dividend disbursing agent. In return for services as administrator, fund accountant, transfer agent, and dividend disbursing agent, BISYS LP and BISYS will earn a combined annual fee amounting to 0.23% of

                                   Continued

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                                 APRIL 30, 2001
                                  (UNAUDITED)

     the Fund's average daily net assets subject to a minimum fee of $250,000 annually from the Trust. The shortfall in fees between those calculated based on the Fund's average daily net assets and the annual minimum amount is being reimbursed to the Fund voluntarily by Alpine.

     Officers of the Trust and Trustees affiliated with Alpine receive no compensation directly from the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests a substantial portion of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts (REITs). As a result, the Fund may be more affected by economic developments in the real estate industry than would other types of mutual funds.

7.   CAPITAL LOSS CARRYFORWARD TAX INFORMATION (UNAUDITED):

     As of October 31, 2000, the Fund's most recent fiscal year end, the Fund had net capital loss carryforwards of $159,741 and $972,223 which are available through the years 2003 and 2008, respectively, to offset future net capital gains, if any, to the extent provided by applicable regulations. To the extent this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED                     YEAR ENDED OCTOBER 31,
                                         APRIL 30,     --------------------------------------------------
                                           2001        2000 (a)   1999 (a)    1998    1997 (a)   1996 (a)
                                        -----------    --------   --------   ------   --------   --------
                                        (UNAUDITED)
CLASS B SHARES
NET ASSETS VALUE BEGINNING OF YEAR....    $12.16        $12.72     $12.57    $12.69    $12.14     $11.53
                                          ------        ------     ------    ------    ------     ------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss.................     (0.07)        (0.27)     (0.11)    (0.10)    (0.15)     (0.13)
  Net realized/unrealized gain/(loss)
     on foreign exchange transactions
     and investments..................      0.85         (0.29)      0.26     (0.02)     0.70       0.74
                                          ------        ------     ------    ------    ------     ------
  Total from investment operations....      0.78         (0.56)      0.15     (0.12)     0.55       0.61
                                          ------        ------     ------    ------    ------     ------
NET ASSET VALUE END OF YEAR...........    $12.94        $12.16     $12.72    $12.57    $12.69     $12.14
                                          ======        ======     ======    ======    ======     ======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGES)............................      6.41%(f)     (4.40)%     1.19%    (0.95)%    4.50%      5.30%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $   77        $  113     $  202    $  246    $  213     $  134
  Ratio of expenses to average net
     assets...........................      3.07%(e)      3.38%      3.08%     2.80%     2.82%      2.56%
  Ratio of net investment loss to
     average net assets...............     (1.01)%(e)    (2.09)%    (0.79)%   (0.95)%   (1.23)%    (1.03)%
  Ratio of expenses to average net
     assets (b).......................        NA           N/A        N/A       N/A      2.81%       N/A
  Ratio of expenses to average net
     assets (c).......................      3.26%(e)      3.59%      3.08%     2.80%     2.90%     14.45%
  Ratio of interest expense to average
     net assets.......................      0.20%(e)      0.33%       N/A       N/A      0.03%      0.03%
  Portfolio Turnover (d)..............        25%           72%        31%       82%       44%        25%

---------------

(a) Net investment income is based on average shares outstanding during the period.

(b) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(c) During the period, certain fees were waived or reimbursed. If such fees waivered or reimbursed had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e) Annualized.

(f) Not Annualized.

                       See notes to financial statements.

ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED                     YEAR ENDED OCTOBER 31,
                                    APRIL 30,     ---------------------------------------------------
                                      2001        2000 (a)   1999 (a)    1998     1997 (a)   1996 (a)
                                   -----------    --------   --------   -------   --------   --------
                                   (UNAUDITED)
CLASS Y SHARES
NET ASSETS VALUE BEGINNING OF
  YEAR...........................    $ 12.73      $ 13.23    $ 12.96    $ 12.97   $ 12.31    $ 11.59
                                     -------      -------    -------    -------   -------    -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income/(loss)...       0.01        (0.14)      0.03       0.01     (0.03)      0.01
  Net realized/unrealized
     gain/(loss) on foreign
     exchange transactions and
     investments.................       0.88        (0.31)      0.25      (0.02)     0.71       0.71
                                     -------      -------    -------    -------   -------    -------
  Total from investment
     operations..................       0.89        (0.45)      0.28      (0.01)     0.68       0.72
                                     -------      -------    -------    -------   -------    -------
LESS DISTRIBUTIONS:
  Net investment income..........         --        (0.04)     (0.01)        --     (0.02)        --
  Tax return of capital..........         --        (0.01)        --         --        --         --
                                     -------      -------    -------    -------   -------    -------
  Total distributions............         --        (0.05)     (0.01)        --     (0.02)        --
                                     -------      -------    -------    -------   -------    -------
NET ASSET VALUE END OF YEAR......    $ 13.62      $ 12.73    $ 13.23    $ 12.96   $ 12.97    $ 12.31
                                     =======      =======    =======    =======   =======    =======
TOTAL RETURN.....................       6.99%(f)    (3.42)%     2.19%     (0.08)%    5.50%      6.20%
ANNUALIZED RATIOS/SUPPLEMENTARY
  DATA:
  Net assets at end of period
     (000).......................    $28,840      $29,580    $33,097    $34,646   $35,234    $47,502
  Ratio of expenses to average
     net assets..................       2.08%(e)     2.40%      2.08%      1.78%     1.82%      1.62%
  Ratio of net investment
     income/(loss) to average net
     assets......................       0.09%(e)    (1.08)%     0.24%      0.04%    (0.21)%     0.11%
  Ratio of expenses to average
     net assets (b)..............        N/A          N/A        N/A        N/A      1.82%       N/A
  Ratio of expenses to average
     net assets (c)..............       2.27%(e)     2.60%      2.08%      1.78%     1.90%      1.67%
  Ratio of interest expense to
     average net assets..........       0.21%(e)     0.33%       N/A        N/A      0.03%      0.03%
  Portfolio Turnover (d).........         25%          72%        31%        82%       44%        25%

---------------

(a) Net investment income is based on average shares outstanding during the period.

(b) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(c) During the period, certain fees were waived or reimbursed. If such fees waivered or reimbursed had not occurred, the ratios would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e) Annualized.

(f) Not annualized.

                       See notes to financial statements.
                                       -20-